Remuneration of Auditors - Summary of Services from Auditors and its Associates (Parenthetical) (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	[1]	€ 17,000,000	€ 16,000,000	€ 14,000,000
Amount paid in relation to each type of non-statutory audit services	[2]	0	0	0
Review of spreads carve-out accounts [member]
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements			4,000,000	5,000,000
Work on simplification [member]
Disclosure of Auditors Remuneration [Line Items]
Assurance work on simplification			1,000,000	0
Top of range [member]
Disclosure of Auditors Remuneration [Line Items]
Services supplied to associated pension schemes		1,000,000	1,000,000	1,000,000
Amount paid in relation to each type of non-statutory audit services		1,000,000	1,000,000	1,000,000
KPMG Accountants N.V. [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		1,000,000	1,000,000	1,000,000
KPMG LLP [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees		€ 4,000,000	€ 5,000,000	€ 4,000,000

[1]	Amount payable to KPMG in respect of services supplied to associated pension schemes was less than €1 million individually and in aggregate (2018: less than €1 million individually and in aggregate; 2017: less than €1 million individually and in aggregate).
[2]	Amounts paid in relation to each type of service are less than €1 million individually and in aggregate (2018: less than €1 million; 2017: €1 million).